PROCESSING AND SERVICING COSTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
PROCESSING AND SERVICING COSTS.
Cloud service fee	$ 216,140		$ 122,269	$ 48,940
Market information and data fee	79,439		70,387	68,274
Data transmission fee	41,775		46,289	23,072
System cost	28,324		12,160	4,476
SMS service fee	1,018		1,197	2,511
Others	7,144		4,701	2,105
Total	$ 373,840	$ 47,919	$ 257,003	$ 149,378